Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 12—Commitments and Contingencies

Commitments—The Account had $0.2 million and $0.5 million of outstanding immediately callable commitments to purchase additional interests in its limited partnership investments as of December 31, 2014 and 2013, respectively. The commitment at December 31, 2014 is related to the Heitman Value Partners Fund, which is in dissolution. Currently, there is no expectation the limited partnership will call the remaining commitment.

The Account has committed a total of $63.9 million and $74.1 million as of December 31, 2014 and 2013, respectively, to various tenants for tenant improvements and leasing inducements.

Contingencies—The Account is party to various claims and routine litigation arising in the ordinary course of business. Management of the Account does not believe the results of any such claims or litigation, individually, or in the aggregate, will have a material effect on the Account’s business, financial position, or results of operations.